Supplement to the
Fidelity® Advisor
Global Capital
Appreciation Fund
(formerly Fidelity
Advisor Global
Equity Fund)
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Global Capital Appreciation Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Morgan Stanley Capital InternationalSM  All Country World Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

The following information replaces the similar information found under the heading "Performance" in the "Fund Summary" section on page 5.

Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets. The index is designed to measure equity market performance in global developed and emerging markets. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

AGLO-07-02 March 2, 2007
1.737647.126

Supplement to the
Fidelity® Advisor
Global Capital
Appreciation Fund
(formerly Fidelity
Advisor Global
Equity Fund)
Institutional Class
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Global Capital Appreciation Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Morgan Stanley Capital InternationalSM  All Country World Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

The following information replaces the similar information found under the heading "Performance" in the "Fund Summary" section on page 5.

Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets. The index is designed to measure equity market performance in global developed and emerging markets. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

AGLOI-07-02 March 2, 2007
1.743464.120